INVESTMENT SECURITIES (Details) - Hermitage Offshore Services Limited [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity Method Investment [Abstract]
Number of shares held (in shares)		811,538
Carrying value of investment		$ 0.8
Number of shares disposed (in shares)	811,538
Consideration for shares disposed	$ 0.6
Recognized gain (loss) in Other Financial Income (Expenses)	$ (0.2)